Derivative instruments (Narrative) (Detail) - USD ($) $ in Trillions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Maturity Profile Of Derivatives Notionals [Line Items]
Increase / (decrease) in other notional amounts	$ 8.8
Interest rate swap contract | Over-the-counter | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	50.00%	46.00%
Interest rate swap contract | Over-the-counter | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	30.00%	32.00%
Interest rate swap contract | Over-the-counter | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	20.00%	22.00%